Stock-Based Compensation - Schedule of Weighted Average Assumptions on Grant Date Fair Value for Options Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)			6 years	6 years
Risk-free rate			1.74%	2.51%
Expected volatility			72.75%	60.28%
Expected dividend yield			0.00%	0.00%
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years	6 years
Risk-free rate	0.36%	1.75%
Expected volatility	140.45%	65.06%
Expected dividend yield	0.00%	0.00%